UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, L.P.
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Address:   780 Third Avenue, 42nd Floor
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           New York, New York  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11094
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
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Title:     Chief Operating Officer
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Phone:     212-602-5057
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Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York              5/13/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        2
                                               -------------

Form 13F Information Table Value Total:        $931
                                               -------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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

------------------------- ------------ ----------- ----------- - -------- ----- ----- ---------- ---------- -----------------------
                                                                                                               VOTING AUTHORITY
           NAME OF           TITLE                    VALUE      SHRS OR   SH/  PUT/  INVESTMENT OTHER
           ISSUER           OF CLASS      CUSIP     (X $1000)    PRN AMT   PRN  CALL  DISCRETION MANA-GERS   SOLE    SHARED  NONE
------------------------- ------------ ----------- ----------- - -------- ----- ----- ---------- ---------- -------- ------  ------

----------------------------------------------------------------------------------------------------------- -------- ------  ------
ANNOORAQ RES CORP              COM      03633E108      520       397,600   SH         Sole                  397,600
GREAT BASIN GOLD LTD           COM      390124105      411       350,000   SH         Sole                  350,000


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